Equity - Narrative Shares and share capital, Capital management (Details)	1 Months Ended	2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Feb. 28, 2025 shares	Nov. 11, 2022 shares	Nov. 10, 2023 shares	Dec. 31, 2024 EUR (€) vote shareClass € / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares
Shares of the Parent Company
Number of share classes | shareClass					1
Number of votes per share | vote					1
Par value per share | € / shares					€ 0
Share capital | €					€ 245,896,461.96	€ 245,896,461.96
Increase (decrease) in number of ordinary shares issued (in shares)					150,000,000	59,500,000
Cancellation of treasury shares (in shares)					157,646,220	78,301,011
Shares held by group companies (in shares)					232,700,997	87,895,712
Shares held by group companies (as a percent)					4.20%	1.60%
Repurchase of treasury shares (in shares)					176,832,266
Settlement of share-based payments (in shares)					24,380,000	16,886,000	15,986,000
Major ordinary share transactions
Shares of the Parent Company
Increase (decrease) in number of shares outstanding		85,959,508
Infinera Corporation | Major business combination
Shares of the Parent Company
Number of instruments or interests issued or issuable (in shares)		127,434,986
Equity incentive plan and employee share purchase plan
Shares of the Parent Company
Settlement of share-based payments (in shares)					24,380,761	16,885,827
Bottom of range
Shares of the Parent Company
Cash target (as a percent)					10.00%
Top of range
Shares of the Parent Company
Cash target (as a percent)					15.00%
February 2022 Program
Shares of the Parent Company
Cancellation of treasury shares (in shares)	63,963,583
Repurchase of treasury shares (in shares)			63,963,583	78,301,011
Total shareholders’ equity
Shares of the Parent Company
Number of shares issued (in shares)					5,605,850,345	5,613,496,565